Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Secured	¥ 30,036	¥ 33,138
Unsecured	1,771	2,087
Long-term Debt, Total	31,807	35,225
Less, portion due within one year	(10,610)	(10,687)
Long-term debt (Notes 4 and 10)	¥ 21,197	¥ 24,538
Minimum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Maximum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	11.60%	11.60%